VIRTUS Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—12.3%
U.S. Treasury Bonds 4.000%, 11/15/52	$ 1,864	$ 1,978
U.S. Treasury Notes
2.500%, 1/31/24	3,260	3,200
1.875%, 2/28/27	705	658
Total U.S. Government Securities (Identified Cost $5,750)		5,836

Corporate Bonds and Notes—85.8%
Communication Services—0.8%
AT&T, Inc. 3.550%, 9/15/55	530	380
Consumer Discretionary—1.7%
Hyatt Hotels Corp. 1.800%, 10/1/24	873	827
Consumer Staples—9.3%
Kimberly-Clark Corp. 4.500%, 2/16/33	918	932
Mars, Inc. 144A 2.450%, 7/16/50(1)	1,035	664
PepsiCo, Inc. 4.650%, 2/15/53	1,390	1,425
Philip Morris International, Inc. 5.375%, 2/15/33	1,384	1,414
		4,435

Energy—8.8%
Boardwalk Pipelines LP 4.450%, 7/15/27	651	634
Enterprise Products Operating LLC 4.200%, 1/31/50	1,149	975
Pioneer Natural Resources Co. 1.900%, 8/15/30	1,695	1,380
Targa Resources Corp. 4.200%, 2/1/33	623	560
Williams Cos., Inc. (The) 3.500%, 10/15/51	920	654
		4,203

Financials—42.3%
Bank of America Corp. 2.572%, 10/20/32	1,683	1,375
Bank of New York Mellon Corp. (The) 4.414%, 7/24/26	845	834
BMW U.S. Capital LLC 144A 1.950%, 8/12/31(1)	1,739	1,418
	Par Value	Value

Financials—continued
BP Capital Markets America, Inc. 4.812%, 2/13/33	$ 1,340	$ 1,361
BPCE S.A. 144A 5.748%, 7/19/33(1)	953	939
Daimler Truck Finance North America LLC
144A 1.625%, 12/13/24(1)	650	615
144A 2.500%, 12/14/31(1)	1,168	964
Fiserv, Inc. 5.450%, 3/2/28	408	417
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	1,535	1,350
Hyundai Capital America 144A 2.000%, 6/15/28(1)	1,617	1,368
John Deere Capital Corp. 5.150%, 3/3/25	406	411
JPMorgan Chase & Co. 1.578%, 4/22/27	854	767
Morgan Stanley
0.791%, 1/22/25	795	765
1.593%, 5/4/27	648	581
NatWest Group plc 1.642%, 6/14/27	1,350	1,190
Pricoa Global Funding I 144A 1.200%, 9/1/26(1)	823	740
Shell International Finance B.V. 2.500%, 9/12/26	1,000	941
U.S. Bancorp 5.727%, 10/21/26	410	412
UBS Group AG 144A 4.751%, 5/12/28(1)	1,087	1,042
United Airlines Pass-Through-Trust
2020-1, A 5.875%, 10/15/27	558	557
2020-1, B 4.875%, 1/15/26	742	717
Wells Fargo & Co.
3.526%, 3/24/28	1,196	1,128
3.350%, 3/2/33	284	246
		20,138

Health Care—5.7%
Amgen, Inc.
5.250%, 3/2/33	949	975
5.650%, 3/2/53	419	436
	Par Value	Value

Health Care—continued
Eli Lilly & Co. 4.875%, 2/27/53	$ 1,251	$ 1,294
		2,705

Industrials—2.7%
United Parcel Service, Inc. 5.050%, 3/3/53	1,262	1,298
Information Technology—1.4%
Dell International LLC 144A 3.450%, 12/15/51(1)	1,049	683
Materials—4.2%
Air Products & Chemicals, Inc. 4.800%, 3/3/33	1,111	1,142
Newmont Corp. 6.250%, 10/1/39	798	869
		2,011

Real Estate—5.4%
Crown Castle, Inc. 5.000%, 1/11/28	915	922
Equinix, Inc. 3.900%, 4/15/32	708	644
Tanger Properties LP 2.750%, 9/1/31	1,392	1,003
		2,569

Utilities—3.5%
Boardwalk Pipelines LP 3.400%, 2/15/31	837	728
Consolidated Edison Co. of New York, Inc. Series 20B 3.950%, 4/1/50	1,104	914
		1,642

Total Corporate Bonds and Notes (Identified Cost $44,001)		40,891

Total Long-Term Investments—98.1% (Identified Cost $49,751)		46,727

See Notes to Schedule of Investments

VIRTUS Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value
Short-Term Investment—2.6%
Money Market Mutual Fund—2.6%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 4.619%)(2)	1,251,911	$ 1,252
Total Short-Term Investment (Identified Cost $1,252)		1,252

Securities Lending Collateral—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(2)(3)	390,000	390
Total Securities Lending Collateral (Identified Cost $390)		390

TOTAL INVESTMENTS—101.5% (Identified Cost $51,393)		$48,369
Other assets and liabilities, net—(1.5)%		(726)
NET ASSETS—100.0%		$47,643
Abbreviations:
CDX.NA.HY	Markit’s North American High Yield CDX Index
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $8,433 or 17.7% of net assets.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
ICE	Intercontinental Exchange
Country Weightings†
United States	92%
United Kingdom	2
Switzerland	2
Netherlands	2
France	2
Total	100%
† % of total investments as of March 31, 2023.
Centrally cleared credit default swaps - buy protection(1) outstanding as of March 31, 2023 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.NA.HY.39(3)	Quarterly	ICE	5.000%	12/20/27	$(2,579)	$(35)	$(44)	$9	$—
Total						$(35)	$(44)	$9	$—

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Markit’s CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the credit default swap market.
See Notes to Schedule of Investments

VIRTUS Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$40,891	$—	$40,891
U.S. Government Securities	5,836	—	5,836
Money Market Mutual Fund	1,252	1,252	—
Securities Lending Collateral	390	390	—
Total Assets	48,369	1,642	46,727
Liabilities:
Other Financial Instruments:
Centrally Cleared Credit Default Swap	(35)	—	(35)
Total Liabilities	(35)	—	(35)
Total Investments	$48,334	$1,642	$46,692
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
See Notes to Schedule of Investments

VIRTUS Seix Corporate Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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